Public Housing Capital Fund Trusts Level 1 (Notes)	12 Months Ended
Dec. 31, 2014
Public Housing Capital Fund Trusts [Abstract]
Investments in Debt and Equity Investments, Cash and Cash Equivalents, Unrealized and Realized Gains (Losses), Public Housing Capital Funds Trust [Text Block]
Public Housing Capital Fund Trust Certificates

In July 2012, the Company purchased 100% of the LIFERs in the PHC TOB Trusts which acquired approximately $65.3 million of PHC Certificates issued by three trusts (“PHC Trusts”) sponsored by DB. The assets held by the PHC Trusts consist of custodial receipts evidencing loans made to a number of public housing authorities. Principal and interest on these loans are payable by the respective public housing authorities out of annual appropriations to be made to the public housing authorities by the United States Department of Housing and Urban Development (“HUD”) under HUD’s Capital Fund Program established under Quality Housing and Work Responsibility Act of 1998 (the “Capital Fund Program”). The PHC Trusts have a first lien on these annual Capital Fund Program payments to secure the public housing authorities’ respective obligations to pay principal and interest on their loans. The loans payable by the public housing authorities are not debts, nor guaranteed by the United States of America or HUD. Interest payable on the public housing authority debt held by the PHC Trusts is exempt from federal income taxes. The PHC Certificates issued by each of the PHC Trusts have been rated investment grade by Standard & Poor’s.
The Company purchased the LIFERS issued by the PHC TOB Trusts for approximately $16.0 million and pledged the LIFERS to the trustee to secure certain reimbursement obligations of the Company as the holder of LIFERS. The PHC TOB Trusts also issued SPEARS of approximately $49.0 million to unaffiliated investors. The SPEARS represent senior interests in the PHC TOB Trusts and have been credit enhanced by DB. The LIFERS entitle the Company to all principal and interest payments received by the PHC TOB Trusts on the $65.3 million of PHC Certificates held by it after preferred return payments due to the holders of the SPEARS and trust costs. The SPEARS bear interest at a variable rate based on Securities Industry and Financial Markets Association (“SIFMA”).

The Company determined that the three PHC TOB trusts are variable interest entities and that the Company was the primary beneficiary of each of the three PHC TOB trusts. As a result, the Company reports the PHC TOB Trusts on a consolidated basis and the SPEARS as debt financing. In determining the primary beneficiary of these specific VIEs, the Company considered who has the power to control the activities of the VIEs which most significantly impact their financial performance, the risks that the entity was designed to create, and how each risk affects the VIE. The indenture for the PHC TOB trusts stipulates that the Company has the sole right to cause the PHC TOB trusts to sell the PHC Certificates. If they were sold, the extent to which the VIEs will be exposed to gains or losses associated with variability in the PHC Certificates’ fair value arising from changes in municipal bond market rates therefore would result from decisions made by the Company.

The Company had the following investments in the PHC Certificates on December 31, 2014 and 2013:

Description of Public Housing Capital Fund Trust Certificates	Cost Adjusted for Amortization of Premium and Discounts	Unrealized Gain	Unrealized Loss	Estimated Fair Value at December 31, 2014

Public Housing Capital Fund Trust Certificate I	$27,414,100	$933,789	$—	$28,347,889
Public Housing Capital Fund Trust Certificate II	11,999,721	152,293	—	12,152,014
Public Housing Capital Fund Trust Certificate III	20,474,100	289,120	—	20,763,220
	$59,887,921	$1,375,202	$—	$61,263,123

Description of Public Housing Capital Fund Trust Certificates	Cost Adjusted for Amortization of Premium and Discounts	Unrealized Gain	Unrealized Loss	Estimated Fair Value at December 31, 2013

Public Housing Capital Fund Trust Certificate I	$27,979,527	$—	$(1,284,873)	$26,694,654
Public Housing Capital Fund Trust Certificate II	17,486,739	—	(1,083,235)	16,403,504
Public Housing Capital Fund Trust Certificate III	20,434,848	—	(1,476,627)	18,958,221
	$65,901,114	$—	$(3,844,735)	$62,056,379

Valuation - As all of the Company’s investments in PHC Certificates are classified as available-for-sale securities, they are carried on the balance sheet at their estimated fair values.  As of December 31, 2014, the weighted average base rate of the PHC Trust Certificates was approximately 5.0% per annum. Due to the limited market for the PHC Certificates, these estimates of fair value do not necessarily represent what the Company would actually receive in a sale of the certificates.  The estimates of the fair values of these PHC certificates is based on a yield to maturity analysis which begins with the current market yield rate for a “AAA” rated tax-free municipal bond for a term consistent with the weighted-average life of each of the Public Housing Capital Fund trusts adjusted largely for unobservable inputs the General Partner believes would be used by market participants which includes adjustments for the fact that the PHC Certificates investment grade rating is below “AAA”. Management’s valuation encompasses judgment in its application and pricing as determined by pricing services, when available, is compared to Management’s estimates.  The PHC Certificates are “AA”, “A”, and “BBB” rated and the range of effective yields was 4.2% to 5.4% per annum at December 31, 2014.  Additionally, the Company calculated the sensitivity of the key assumption used in calculating the fair values of these PHC Certificates which is the yield for a new issuance of a similarly structure security.  Assuming a 10% adverse change in that key assumption, the effective yields on the individual PHC Certificates would increase to a range of 4.7% to 6.0% per annum and would result in additional unrealized losses on the PHC Certificates of approximately $2.3 million.  This sensitivity analysis is hypothetical and is as of a specific point in time.  The results of the sensitivity analysis may not be indicative of actual changes in fair value and should be used with caution.  If available, the general partner may also consider other information from external sources, such as pricing services.  The most recent update on the annual appropriations from HUD disclosed no significant changes in the program which means the underlying performance of the PHC Certificates will be in line with expectations until the next annual update. Further, there have been no downgrades in the investment grade rating of any of the three PHC Certificates noted since the investment was originally acquired in July 2012.

The following table sets forth certain information relating to the PHC Certificates held in the PHC TOB Trusts:

	Weighted Average Lives (Years)	Investment Rating	Weighted Average Interest Rate over Life	Principal Outstanding December 31, 2014
Public Housing Capital Fund Trust Certificate I	10.25	AA-	5.33%	$25,980,780
Public Housing Capital Fund Trust Certificate II	9.72	A+	4.28%	12,429,186
Public Housing Capital Fund Trust Certificate III	10.81	BBB	5.42%	20,898,432
Total Public Housing Capital Fund Trust Certificates				$59,308,398

	Weighted Average Lives (Years)	Investment Rating	Weighted Average Interest Rate over Life	Principal Outstanding December 31, 2013
Public Housing Capital Fund Trust Certificate I	12.75	AA-	5.33%	$26,406,558
Public Housing Capital Fund Trust Certificate II	12.30	AA-	4.24%	17,959,713
Public Housing Capital Fund Trust Certificate III	13.30	BBB	5.41%	20,898,432
Total Public Housing Capital Fund Trust Certificates				$65,264,703